Financial Risk Management and Financial Instruments - Summary of Liquidity Position in Terms of Available Cash and Cash Equivalents and Short Term Investments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Liquidity Risk [Line Items]
Short term investments	€ 692	€ 915
Liquidity Position
Disclosure Of Liquidity Risk [Line Items]
Short term investments	692	915
Short term deposits	585	307
Cash at bank and on hand	480	584
Total surplus liquidity	1,757	1,806
Liquidity position	€ 1,757	€ 1,806